S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 29, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Joshua Jagid and Jack Bressman, those persons with a material interest in our sponsor are Jeffrey Jagid, Andrew Bressman, Raymond Jones and Pequod Consulting, LLC.